Interim condensed consolidated statement of cash flows - COP ($) $ in Millions	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Cash flows provided by operating activities:
Net profit for the period	$ 27,530,825	$ 11,274,986
Adjustments to reconcile net income to net cash provided by operating activities:
Income tax expense	16,214,065	6,045,669
Depreciation, depletion, and amortization	8,756,826	7,384,180
Foreign exchange loss	377,527	10,387
Gain on realization of other comprehensive income from the sale of a joint venture	0	(361,728)
Finance cost of loans and borrowings	3,886,375	1,867,718
Finance cost of post-employment benefits and abandonment costs	1,559,080	698,534
Write off exploratory assets and dry wells	436,980	349,941
Loss on sale or disposal of non-current assets	299,059	54,419
Impairment loss (reversal) of non-current assets	5,516	(1,763)
Impairment of current assets	46,434	18,795
(Gain) loss on fair value adjustment of financial assets	(179,547)	38,448
Loss (gain) on hedging transactions with derivatives	32,037	(406)
Share of profit of associates and joint ventures	(656,680)	(225,914)
Gain on disposal of assets held for sale	(266,339)	(6,733)
(Gain) loss on hedge ineffectiveness	(949)	10,226
Realized loss on foreign exchange cash flow hedges	576,875	151,791
Net change in operational assets and liabilities:
Trade and other receivables	(21,799,875)	(7,720,455)
Inventories	(1,883,511)	(3,730,971)
Trade and other payables	(526,781)	2,177,359
Tax assets and liabilities	(1,675,196)	(1,900,606)
Provisions for employee benefits	(244,825)	(287,854)
Provisions and contingencies	(216,504)	(56,915)
Other assets and liabilities	(389,978)	179,758
Cash flows from (used in) operations	31,881,414	15,968,866
Income tax paid	(7,006,077)	(4,442,248)
Net cash provided by operating activities	24,875,337	11,526,618
Cash flow from investing activities:
Investment in joint ventures	(209,658)	(16,271)
Acquisition of subsidiaries, net of cash acquired	0	(9,316,465)
Investment in property, plant, and equipment	(5,259,905)	(3,982,845)
Investment in natural and environmental resources	(7,472,555)	(4,562,238)
Acquisitions of intangibles	(701,997)	(207,732)
Proceeds from the sale of other financial assets	393,099	1,154,610
Interests received	612,914	130,398
Dividends received	1,179,338	94,655
Proceeds from sales of non-current assets	402,373	7,480
Net cash used in investment activities	(11,056,391)	(16,698,408)
Cash flow used in financing activities:
Proceeds obtained from loans and borrowings	10,458,560	14,404,438
Repayment of loans and borrowings	(11,614,789)	(913,016)
Interest payments	(3,648,611)	(1,819,581)
Lease payments	(311,696)	(230,608)
Payment of restitution of equity to minority shareholders	(14,825)	0
Dividends paid	(11,186,951)	(1,424,456)
Net cash (used in) provided by financing activities	(16,318,312)	10,016,777
Exchange difference in cash and cash equivalents	867,208	159,492
Net (decrease) increase in cash and cash equivalents	(1,632,158)	5,004,479
Cash and cash equivalent at the beginning of the period	14,549,906	5,082,308
Cash and cash equivalent at the end of the period	$ 12,917,748	$ 10,086,787